Balance Sheet (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0